other income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
other income
Government assistance	$ 8	$ 13
Other sublet revenue	4	4
Investment income (loss), gain (loss) on disposal of assets and other	404	(12)
Interest income	4	4
Changes in business combination-related provisions		113
Total	420	122
Gain on disposition of financial solutions business	410
Subsidy receipts	5	10
Quebec employment positions tax credit	$ 3	$ 3